Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated November 21, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 30, 2021, and Statement of Additional Information (the “SAI”), dated December 30, 2021 (as revised November 14, 2022), for the iShares Core MSCI Emerging Markets ETF (IEMG) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Fund effected a substantial portion of the transfer of its Indian assets that had previously been held by the Fund’s wholly owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius (“Mauritius”) to the Fund through on‑exchange transactions in India (the “Transfer”) on November 18, 2022. The Fund, along with certain other iShares funds, entered into a line of credit with State Street Bank and Trust Company, which was used to facilitate the Transfer. While the Fund historically carried out its investment strategies by investing all of its assets invested in India through the Subsidiary, future investments will be made in Indian securities directly. The Fund incurred transaction costs from the Transfer.
Pursuant to the Transfer, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI.
All references to the Subsidiary are deleted.
Change in the Fund’s “Principal Investment Strategies”
The sixth paragraph in the section of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in the Fund’s “Summary of Principal Risks”
The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Treaty/Tax Risk” and add the following:
Tax Risk. The Fund is subject to tax in India on the purchase and sale of Indian securities, which will reduce the Fund’s returns. For more information regarding the tax implications of investing in Indian securities, please see the section entitled “Indian Tax Disclosure.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated November 21, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 30, 2021, and Statement of Additional Information (the “SAI”), dated December 30, 2021 (as revised November 14, 2022), for the iShares Core MSCI Emerging Markets ETF (IEMG) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Fund effected a substantial portion of the transfer of its Indian assets that had previously been held by the Fund’s wholly owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius (“Mauritius”) to the Fund through on‑exchange transactions in India (the “Transfer”) on November 18, 2022. The Fund, along with certain other iShares funds, entered into a line of credit with State Street Bank and Trust Company, which was used to facilitate the Transfer. While the Fund historically carried out its investment strategies by investing all of its assets invested in India through the Subsidiary, future investments will be made in Indian securities directly. The Fund incurred transaction costs from the Transfer.
Pursuant to the Transfer, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI.
All references to the Subsidiary are deleted.
Change in the Fund’s “Principal Investment Strategies”
The sixth paragraph in the section of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in the Fund’s “Summary of Principal Risks”
The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Treaty/Tax Risk” and add the following:
Tax Risk. The Fund is subject to tax in India on the purchase and sale of Indian securities, which will reduce the Fund’s returns. For more information regarding the tax implications of investing in Indian securities, please see the section entitled “Indian Tax Disclosure.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.